Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued research and development expenses	$ 5,103	$ 5,465	$ 1,137
Accrued employee expenses	2,008	2,977	1,023
Accrued general and administrative expenses	1,916	1,356	356
Lease liability	810	781
Other	83	29	38
Total accrued expenses	$ 9,920	$ 10,608	$ 2,554